Expense Example - KraneShares Asia AI Technology ETF - KraneShares Asia AI Technology ETF	Jul. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	$ 318